Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
September 30, 2021
XCB-NPRT3-1121
1.9884862.103
Municipal Bonds - 59.9%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (b)	250,000	255,715
Series A, 4% 6/1/22	115,000	117,818
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	145,000	157,347
TOTAL ALABAMA		530,880
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/21	100,000	100,765
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	274,193
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	100,000	111,690
Maricopa County Rev.:
Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.43%, tender 10/7/21 (b)(d)	190,000	190,098
Series 2016 A:
5% 1/1/22	100,000	101,165
5% 1/1/23	100,000	105,925
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	265,000	274,429
Series 2017 D, 5% 7/1/24	225,000	253,401
TOTAL ARIZONA		1,411,666
California - 2.6%
California Health Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/22	180,000	186,460
Series 2014 A, 5% 10/1/22	150,000	157,180
Series 2015, 5% 11/15/22	150,000	158,123
Series 2016 A, 4% 3/1/23	300,000	315,908
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2021 A, 0.22%, tender 10/1/21 (b)(c)	600,000	600,000
Series 2021 B, 0.3%, tender 1/18/22 (b)(c)	100,000	99,995
California State Univ. Rev. Series 2011 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	115,000	115,419
California Statewide Cmntys. Dev. Auth. Rev. Series 2018 A, 5% 3/1/23	110,000	117,379
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (c)	150,000	167,185
Los Angeles Dept. Arpt. Rev.:
Series 2015 A, 5% 5/15/22 (c)	100,000	102,949
Series 2015, 5% 5/15/23 (c)	100,000	107,669
Series 2016 B, 5% 5/15/22 (c)	100,000	102,949
Series 2017 B, 5% 5/15/22	125,000	128,742
Series 2019 E, 4% 5/15/23	125,000	132,658
Series A, 5% 5/15/23 (c)	250,000	269,088
Northern California Pwr. Agcy. Rev. Series 2019 A, 5% 8/1/23	100,000	108,077
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B, 5% 7/1/22 (c)	150,000	155,223
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	112,036
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (c)	100,000	106,571
Series 2017 A, 5% 3/1/23 (Escrowed to Maturity) (c)	100,000	106,571
TOTAL CALIFORNIA		3,350,182
Colorado - 1.0%
Colorado Health Facilities Auth. Series 2019 A:
5% 1/1/22	320,000	323,728
5% 1/1/23	165,000	174,776
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	224,359
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 4% 11/15/21	100,000	100,443
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (c)	100,000	105,230
Series 2012 B, 5% 11/15/22	215,000	226,568
Series 2020 B1:
5% 11/15/21 (c)	55,000	55,302
5% 11/15/22 (c)	55,000	57,928
TOTAL COLORADO		1,268,334
Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/22	210,000	219,626
Series 2016 A, 5% 3/15/24	200,000	223,148
Series 2020 A, 5% 1/15/23	145,000	153,953
Series D, 4% 11/1/21	200,000	200,591
Series E:
5% 9/1/22	175,000	182,696
5% 9/15/22	200,000	209,167
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (b)	100,000	100,633
Series 2014 A, 1.1%, tender 2/7/23 (b)	300,000	303,399
Series 2017 C2, 5%, tender 2/1/23 (b)	275,000	292,447
Series 2017 I1, 5% 7/1/22	100,000	103,489
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (c)	100,000	108,975
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	115,000	121,799
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/24	150,000	158,888
5% 1/1/24	100,000	105,925
Series A, 5% 5/1/23	325,000	349,604
TOTAL CONNECTICUT		2,834,340
District Of Columbia - 1.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (Escrowed to Maturity) (c)	205,000	205,000
5% 10/1/22 (c)	20,000	20,000
Series 2014 A:
5% 10/1/23 (c)	100,000	109,340
5% 10/1/24 (c)	110,000	124,645
Series 2017 A:
5% 10/1/22 (c)	355,000	371,883
5% 10/1/24 (c)	100,000	113,314
Series 2019 A:
5% 10/1/21 (c)	10,000	10,000
5% 10/1/22 (c)	5,000	5,238
Series 2019 B, 5% 10/1/22	100,000	104,817
Series 2020 A, 5% 10/1/22 (c)	85,000	89,042
Series 2021 A, 5% 10/1/24 (c)	205,000	232,293
TOTAL DISTRICT OF COLUMBIA		1,385,572
Florida - 5.0%
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	240,000	240,000
Series 2012 P2, 5% 10/1/23	135,000	141,398
Series 2012 Q1, 5% 10/1/21	195,000	195,000
series 2012 Q1, 5% 10/1/22	125,000	130,983
Series 2015 C, 5% 10/1/22 (c)	275,000	288,078
Series 2017, 5% 10/1/23 (c)	125,000	136,543
Series 2019 A, 5% 10/1/21 (c)	100,000	100,000
Series 2019 B, 5% 10/1/23 (c)	100,000	109,235
Central Florida Expressway Auth. Sr. Lien Rev. Series 2017, 5% 7/1/22	115,000	119,057
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	100,000	114,269
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	100,000	103,534
Florida Board of Ed. Lottery Rev. Series 2012 A, 5% 7/1/22	115,000	119,136
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	187,439
Florida Muni. Pwr. Agcy. Rev.:
Series 2011 B, 5% 10/1/22	100,000	100,000
Series 2015 B, 5% 10/1/22	200,000	209,450
Series 2016 A, 5% 10/1/21	465,000	465,000
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/21	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B:
4% 10/1/22 (c)	115,000	115,000
4% 10/1/22 (c)	35,000	35,100
Series 2019 A, 5% 10/1/22 (c)	105,000	109,993
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/21 (FSA Insured)	300,000	300,000
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A:
5% 10/1/21	100,000	100,000
5% 10/1/22	115,000	120,445
Series 2013 B, 5% 10/1/21	150,000	150,000
Series 2013 D, 5% 10/1/21	200,000	200,000
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	55,000	62,270
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/22	100,000	102,314
5% 4/1/23	165,000	176,456
Miami-Dade County Aviation Rev. Series 2016 A, 5% 10/1/23	230,000	251,626
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	320,000	346,642
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018 A, 0.425%, tender 7/1/24 (b)(c)	270,000	270,892
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/21	355,000	356,304
5% 11/1/22	100,000	105,206
Series 2015 A, 5% 5/1/23	175,000	187,873
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/21 (FSA Insured)	100,000	100,000
Orlando & Orange County Expressway Auth. Rev.:
Series 2012, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	225,000	233,034
Series 2013 B, 5% 7/1/23	100,000	108,082
Palm Beach County School Board Ctfs. of Prtn. Series 2012 C, 5% 8/1/23	115,000	119,523
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/21	180,000	180,000
TOTAL FLORIDA		6,589,882
Georgia - 3.0%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/24 (c)	100,000	112,272
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (b)	100,000	101,090
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	100,000	106,943
Series 2012:
4% 4/1/22	100,000	101,823
5% 4/1/23	100,000	106,943
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2015 A, 5% 1/1/23	245,000	259,200
Series 2019 A, 5% 1/1/23	450,000	476,082
Series 2020 A:
5% 1/1/22	100,000	101,140
5% 1/1/23	100,000	105,796
5% 1/1/24	145,000	159,818
Series 2021 A, 5% 1/1/23	145,000	153,404
Series GG, 5% 1/1/23	190,000	201,012
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 0.805%, tender 9/1/23 (b)(d)	450,000	452,919
Series 2018 C, 4%, tender 12/1/23 (b)	110,000	117,765
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.62%, tender 12/1/23 (b)(d)	930,000	933,239
Series 2019 B, 4%, tender 12/2/24 (b)	265,000	292,027
Series 2018 A, 4% 3/1/23	200,000	210,402
TOTAL GEORGIA		3,991,875
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	120,000	120,000

Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/23	100,000	108,351

Illinois - 6.1%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	374,638
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	100,000	105,912
Series 2016 A, 5% 1/1/23 (c)	100,000	105,757
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (Escrowed to Maturity) (c)	120,000	121,388
Series 2013 B, 5% 1/1/22 (Escrowed to Maturity)	100,000	101,181
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	215,000	217,539
Series 2015 A, 5% 1/1/24 (c)	450,000	495,347
Series 2016 C:
5% 1/1/22	270,000	273,139
5% 1/1/23	175,000	185,346
Series 2016 D, 5% 1/1/22	100,000	101,162
Series 2017 A, 5% 1/1/23	210,000	222,415
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/21	150,000	150,831
5% 11/15/24	100,000	105,189
Series 2014 A, 5% 11/15/21	100,000	100,554
Series 2016 A, 5% 11/15/21	100,000	100,554
Illinois Fin. Auth. Series 2020 A, 5% 8/15/22	100,000	104,148
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/21	100,000	100,000
Series 2015 A:
5% 11/15/21	200,000	201,087
5% 11/15/22	245,000	257,899
5% 11/15/23	150,000	164,629
5% 11/15/24	100,000	113,857
Series 2016 A, 5% 10/1/22	200,000	209,450
Series 2016 C, 5% 2/15/24	105,000	116,626
Series 2017 A, 5% 7/15/22	115,000	119,295
Series 2019, 5% 4/1/23	100,000	107,021
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/22 (FSA Insured)	100,000	103,920
5% 8/1/24	120,000	124,511
Series 2013, 5% 7/1/23	100,000	107,902
Series 2017 D:
5% 11/1/23	200,000	218,640
5% 11/1/24	235,000	266,146
Series 2021 A, 5% 3/1/23	70,000	74,517
Series 2021 B, 5% 3/1/22	65,000	66,251
Illinois Sales Tax Rev. Series 2021 A:
3% 6/15/22	135,000	137,584
4% 6/15/23	260,000	276,001
4% 6/15/24	135,000	147,738
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	275,000	290,314
Series 2014 D, 5% 1/1/22	175,000	177,052
Series 2018 A, 5% 1/1/23	180,000	190,735
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/22 (FSA Insured)	250,000	249,554
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/22	365,000	376,490
5% 6/1/23	370,000	398,821
5% 6/1/24	405,000	454,200
Univ. of Illinois Rev. Series 2011 C, 4% 4/1/30	100,000	100,000
TOTAL ILLINOIS		8,015,340
Indiana - 1.3%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.15%, tender 12/1/21 (b)(c)	400,000	399,967
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 H, 1.65%, tender 1/1/22 (b)	145,000	145,518
Series 2015 B, 1.65%, tender 1/1/22 (b)	50,000	50,179
Series 2016 A, 5% 12/1/21	125,000	125,965
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 4% 2/1/24	200,000	216,246
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2016 A, 4% 10/1/21	100,000	100,000
Series 2011 A, 5.25% 10/1/25	185,000	185,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/23	100,000	105,951
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	205,000	216,882
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2016 A, 5%, tender 3/1/23 (b)(c)	200,000	212,848
TOTAL INDIANA		1,758,556
Kentucky - 1.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/23	130,000	137,686
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (b)	100,000	100,231
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.15%, tender 12/1/21 (b)	100,000	99,992
Kentucky State Property & Buildings Commission Rev.:
Series 2016, 5% 11/1/23	675,000	740,417
Series 2017, 5% 4/1/24	85,000	94,625
Series 2018:
5% 5/1/22	375,000	385,473
5% 5/1/23	65,000	69,899
Series C, 5% 11/1/21	155,000	155,567
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (b)	150,000	167,203
Series A, 4% 6/1/22	325,000	332,853
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	146,529
TOTAL KENTUCKY		2,430,475
Louisiana - 0.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	100,000	103,155
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	100,000	101,671
TOTAL LOUISIANA		204,826
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012 A, 3.25% 7/1/22 (Escrowed to Maturity)	100,000	102,252

Massachusetts - 2.1%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	150,000	158,752
Massachusetts Dev. Fin. Agcy. Rev.:
(Suffolk Univ. Proj.) Series 2017, 5% 7/1/22	200,000	206,841
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.55%, tender 1/26/23 (b)(d)	200,000	200,337
Series 2015 C, 5% 10/1/22	100,000	104,643
Series 2017 S, 5% 7/1/22	100,000	103,573
Series 2018 A, 5% 10/1/21	100,000	100,000
Series 2020 A, 5% 10/1/22	340,000	356,204
Series Q, 5% 7/1/22	105,000	108,752
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	310,000	352,887
Series 2015 A, 5% 1/1/24 (c)	580,000	637,487
Series 2016, 5% 7/1/24 (c)	15,000	16,806
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/23 (c)	150,000	162,177
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	113,555
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	119,319
TOTAL MASSACHUSETTS		2,741,333
Michigan - 2.1%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	145,012
Michigan Fin. Auth. Rev.:
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.53%, tender 10/7/21 (b)(d)	200,000	200,026
Series 2019 B, 3.5%, tender 11/15/22 (b)	70,000	72,439
Series 2012, 5% 11/1/22	100,000	105,195
Series 2015 A:
5% 5/15/22	150,000	154,376
5% 8/1/22	125,000	129,890
Series 2015 MI, 5% 12/1/21	800,000	806,201
Series 2017 A, 5% 12/1/21	100,000	100,775
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	100,000	106,739
Michigan Hosp. Fin. Auth. Rev. Series 2012 A, 5% 6/1/22	100,000	103,128
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 3% 9/1/22	125,000	128,113
Wayne County Arpt. Auth. Rev.:
Series 2017 C, 5% 12/1/22	125,000	131,991
Sseries 2012 A, 5% 12/1/21	100,000	100,772
Wayne-Westland Cmnty. Schools Series 2019, 4% 11/1/21	165,000	165,474
Western Michigan Univ. Rev.:
Series 2011, 5% 11/15/21	130,000	130,714
Series 2013, 5% 11/15/21	165,000	165,907
TOTAL MICHIGAN		2,746,752
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series 2017 A, 5% 11/15/21	100,000	100,550
Minnesota Muni. Pwr. Agcy. Elec. Rev. Series 2016, 5% 10/1/21	225,000	225,000
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	200,000	200,974
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	220,012
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/23	200,000	211,308
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/22	410,000	414,786
TOTAL MINNESOTA		1,372,630
Missouri - 0.2%
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/23	235,000	253,592

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/23	100,000	105,925

Nebraska - 0.7%
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (c)	550,000	639,113
Nebraska Pub. Pwr. District Rev. Series 2015 A2, 5% 1/1/24	145,000	146,695
Omaha Pub. Pwr. District Elec. Rev. Series 2014 AA, 5% 2/1/22	100,000	101,565
TOTAL NEBRASKA		887,373
Nevada - 0.5%
Clark County School District Series 2016 A:
5% 6/15/22	215,000	222,257
5% 6/15/24	155,000	174,266
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (b)	100,000	101,753
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (b)(c)	100,000	100,885
TOTAL NEVADA		599,161
New Jersey - 5.8%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	210,259
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/21	600,000	602,158
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	219,655
Series 2012 II, 5% 3/1/22	400,000	407,725
Series 2013 NN 5% 3/1/22	100,000	101,931
Series 2015 XX, 4% 6/15/22	285,000	292,391
Series 2019, 5.25% 9/1/24 (e)	200,000	226,249
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/24	140,000	157,007
Series O, 5.25% 8/1/22	215,000	223,872
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	100,000	103,482
5% 7/1/23	240,000	260,010
Series 2017 A, 5% 7/1/23	135,000	146,256
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (c)	195,000	205,320
Series 2015 1A:
5% 12/1/21 (c)	600,000	604,593
5% 12/1/22 (c)	100,000	105,352
Series 2016 1A:
5% 12/1/22 (c)	100,000	105,412
5% 12/1/23 (c)	100,000	109,903
5% 12/1/24 (c)	170,000	194,026
Series 2017 1A, 5% 12/1/24 (c)	350,000	398,518
Series 2019 A, 5% 12/1/22	15,000	15,812
Series 2021 A, 5% 12/1/23 (c)	200,000	219,214
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (c)	100,000	103,349
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	300,000	322,213
5% 6/1/24	255,000	284,759
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	118,932
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	101,044
Series 2006 A:
5.25% 12/15/22	160,000	169,464
5.5% 12/15/21	100,000	101,044
Series 2006 C, 0% 12/15/24	260,000	254,976
Series 2014 AA, 5% 6/15/25	100,000	111,875
Series 2016 A, 5% 6/15/22	100,000	103,289
Series 2018 A, 5% 6/15/22	210,000	216,907
Passaic Valley Swr. Series H, 5% 12/1/21 (FSA Insured)	215,000	216,590
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/22	200,000	205,480
Series 2013 L, 5% 5/1/22	105,000	107,877
Series M, 5% 5/1/22	150,000	154,110
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	100,000	100,088
TOTAL NEW JERSEY		7,581,142
New Mexico - 0.3%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	150,000	172,420
New Mexico Severance Tax Rev. Series 2016 B, 4% 7/1/22	250,000	257,158
TOTAL NEW MEXICO		429,578
New York - 3.7%
Monroe County Indl. Dev. Corp. Series 2015 A, 5% 7/1/22	225,000	233,109
New York City Gen. Oblig.:
Series 2016 A, 5% 8/1/22	110,000	114,397
Series 2016, 5% 8/1/22	100,000	103,997
Series I1, 5% 3/1/22	100,000	101,986
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2017 CC, 5% 6/15/23	105,000	106,001
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/21	145,000	145,533
Series 2017 C, 5% 11/1/21	245,000	245,900
New York Dorm. Auth. Rev.:
Series 2012 A, 5% 10/1/21	150,000	150,000
Series 2015 A, 4% 7/1/22	100,000	102,863
Series 2016, 5% 10/1/21	105,000	105,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B4, 5% 11/15/21	100,000	100,567
New York Metropolitan Trans. Auth. Rev.:
Series 2002 D1, 5% 11/1/22	100,000	104,967
Series 2008 B2, 5% 11/15/22	500,000	525,719
Series 2011 C, 5% 11/15/21	265,000	266,439
Series 2012 D, 5% 11/15/21	140,000	140,760
Series 2012 F, 5% 11/15/22	350,000	368,004
Series 2012 H, 4% 11/15/21	115,000	115,494
Series 2014 A2, 5% 11/15/22	250,000	262,860
Series 2015 B, 5% 11/15/22	100,000	105,144
Series 2015 F, 5% 11/15/22	100,000	105,144
Series 2016 D, 5% 11/15/21	275,000	276,494
Series 2017 B, 5% 11/15/23	390,000	426,230
Series 2020 A, 5% 2/1/23	200,000	212,169
New York State Dorm. Auth. Series 2017 A:
5% 2/15/23	30,000	31,971
5% 2/15/23 (Escrowed to Maturity)	95,000	101,153
Syracuse Gen. Oblig. Series 2017 A, 5% 5/1/22 (FSA Insured)	120,000	123,316
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 E, 5.5% 11/15/21	120,000	120,728
Series 2012 B, 4% 11/15/21	125,000	125,555
TOTAL NEW YORK		4,921,500
New York And New Jersey - 1.6%
Port Auth. of New York & New Jersey:
Series 175, 5% 12/1/21	535,000	539,095
Series 177, 5% 7/15/23 (c)	235,000	248,875
Series 178, 5% 12/1/23 (c)	135,000	148,308
Series 186:
5% 10/15/21 (c)	170,000	170,249
5% 10/15/23 (c)	100,000	109,343
Series 195, 5% 10/1/21 (c)	160,000	160,000
Series 2012 172, 5% 10/1/23 (c)	100,000	102,376
Series 2017 202, 5% 10/15/23 (c)	225,000	246,021
Series 2017 205, 5% 11/15/21	350,000	351,927
TOTAL NEW YORK AND NEW JERSEY		2,076,194
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev. Series 2017 B:
5% 7/1/22 (c)	115,000	119,092
5% 7/1/23 (c)	130,000	140,696
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	115,000	131,459
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E, 5% 1/1/22	125,000	126,444
TOTAL NORTH CAROLINA		517,691
Ohio - 1.2%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (b)	155,000	159,170
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.48%, tender 10/7/21 (b)(d)	100,000	100,006
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2012 A, 5% 12/1/21	150,000	151,148
Series 2016, 5% 12/1/22	100,000	105,545
Series 2012 A, 5% 1/1/23	150,000	151,753
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/22	125,000	126,468
5% 1/1/25	215,000	246,913
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/23 (Build America Mutual Assurance Insured)	500,000	528,524
TOTAL OHIO		1,569,527
Oklahoma - 0.2%
Grand River Dam Auth. Rev. Series 2016 A, 5% 6/1/22	175,000	180,568
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	100,000	104,006
TOTAL OKLAHOMA		284,574
Oregon - 0.6%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (b)(c)	155,000	157,877
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	125,000	129,471
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	150,000	154,691
Port of Portland Arpt. Rev. Series 26 C, 5% 7/1/24 (c)	300,000	336,553
TOTAL OREGON		778,592
Pennsylvania - 3.2%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	315,000	341,720
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(c)	100,000	102,795
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 B, 5% 6/1/23	1,000,000	1,079,810
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/23	100,000	107,876
Delaware County Auth. Univ. Rev. Series 2014, 5% 8/1/23	150,000	162,690
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	85,000	87,014
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	30,000	30,382
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A, 4% 11/15/21	315,000	316,402
Series 2020 A, 5% 4/15/22	130,000	133,351
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/22	100,000	102,174
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004 A, 2.15% 11/1/21 (b)	100,000	100,145
Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 0.2%, tender 10/15/21 (b)(c)	300,000	299,996
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (b)	100,000	100,416
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.45%, tender 6/3/24 (b)(c)(d)	100,000	100,351
Pennsylvania Gen. Oblig.:
Series 2 2013, 5% 10/15/21	100,000	100,150
Series 2011, 5% 11/15/21	100,000	100,558
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2012 A, 5% 8/15/22	100,000	104,184
Pennsylvania Hsg. Fin. Agcy. Series 2021 135 B:
5% 4/1/23 (c)	10,000	10,687
5% 4/1/24 (c)	10,000	11,087
5% 4/1/25 (c)	15,000	17,179
Philadelphia Arpt. Rev.:
Series 2017 B, 5% 7/1/22	200,000	207,101
Series 2021, 5% 7/1/25 (c)	100,000	116,041
Philadelphia Auth. for Indl. Dev. Series 2016 1, 5% 4/1/22	210,000	214,987
Philadelphia Gas Works Rev. Series 2015 13:
5% 8/1/22	200,000	207,824
5% 8/1/24	100,000	112,350
TOTAL PENNSYLVANIA		4,267,270
Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series 2012, 5% 1/1/24	225,000	238,139

Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	120,601
Series 2015:
5% 11/1/21	440,000	441,569
5% 11/1/22	210,000	220,629
TOTAL RHODE ISLAND		782,799
South Carolina - 1.3%
Charleston County Arpt. District Series 2013 A, 5.25% 7/1/22 (c)	320,000	331,856
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	170,000	174,502
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	545,000	586,635
South Carolina Pub. Svc. Auth. Rev.:
Series 2011 B, 4% 12/1/21 (Escrowed to Maturity)	100,000	100,608
Series 2016 C, 5% 12/1/22	100,000	105,545
Series A:
5% 12/1/21	200,000	201,531
5% 12/1/21	270,000	272,067
TOTAL SOUTH CAROLINA		1,772,744
Tennessee - 1.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (c)	1,000,000	1,035,123
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	715,000	805,864
TOTAL TENNESSEE		1,840,987
Texas - 3.5%
Austin Arpt. Sys. Rev. Series 2019:
5% 11/15/21 (c)	100,000	100,541
5% 11/15/24 (c)	125,000	142,238
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 D, 5% 11/1/21	120,000	120,441
Series 2014 B, 5% 11/1/22 (c)	100,000	105,084
Series 2014 D, 5% 11/1/21 (c)	100,000	100,358
Series 2020 B, 5% 11/1/21	100,000	100,367
Dallas Gen. Oblig. Series 2014, 5% 2/15/22	140,000	142,473
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 5% 11/15/21 (Escrowed to Maturity)	235,000	236,308
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	205,000	233,605
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.47%, tender 12/1/22 (b)(d)	215,000	214,927
Series 2013 A, 5% 12/1/22	300,000	316,706
Series 2015-1, 5% 10/1/21	670,000	670,000
Harris County Gen. Oblig. Series 2012 C, 5% 8/15/24	100,000	104,131
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (c)	100,000	103,532
Houston Util. Sys. Rev. Series 2012 D, 5% 11/15/21	100,000	100,558
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/23	215,000	231,598
Series 2016, 5% 5/15/22	200,000	205,936
Series 2012 A, 5% 5/15/24	175,000	180,161
North Texas Tollway Auth. Rev.:
(Sub Lien) Series 2017 B, 5% 1/1/24	150,000	158,752
Series 2017 B, 5% 1/1/23	105,000	111,167
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2013, 5% 10/1/22	350,000	366,609
Series 2014, 5% 12/1/22	220,000	232,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 A, 5% 7/1/22	205,000	212,216
Texas Gen. Oblig. Series 2015 A, 5% 10/1/21	100,000	100,000
TOTAL TEXAS		4,589,933
Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/24 (c)	105,000	117,793
Utah County Hosp. Rev. Series 2016 A, 5% 5/15/23	110,000	118,473
TOTAL UTAH		236,266
Virginia - 0.2%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (b)(c)	120,000	121,433
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (b)	85,000	85,068
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	102,598
TOTAL VIRGINIA		309,099
Washington - 0.9%
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/24	100,000	111,169
Series 2016, 5% 2/1/25	120,000	137,955
Series 2021 C:
5% 8/1/23 (c)	100,000	108,364
5% 8/1/24 (c)	105,000	118,220
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/22	200,000	205,957
Series 2018, 5% 6/1/23	155,000	166,433
Washington Fed. Hwy. Grant Anticipation Rev.:
(Sr 520 Corridor Prog.) Series 2012 F, 5% 9/1/24	100,000	104,285
Series 2012 F, 5% 9/1/22	100,000	104,397
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	125,000	125,000
TOTAL WASHINGTON		1,181,780
West Virginia - 0.4%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (b)(c)	400,000	400,234
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	102,326
TOTAL WEST VIRGINIA		502,560
Wisconsin - 1.4%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/22	175,000	176,995
Milwaukee County Arpt. Rev. Series 2016 E, 5% 12/1/21 (c)	150,000	151,124
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	100,000	103,128
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.2%, tender 11/1/21 (b)(c)	400,000	399,979
Wisconsin Gen. Oblig. Series 1, 5% 11/1/22	175,000	184,130
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	100,000	108,173
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	100,000	105,277
Bonds:
Series 2018 B:
5%, tender 1/26/22 (b)	100,000	101,425
5%, tender 1/25/23 (b)	110,000	116,503
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.5%, tender 10/7/21 (b)(d)	155,000	155,113
Series 2013 B1:
4% 11/15/21	100,000	100,439
4% 11/15/22	150,000	156,385
TOTAL WISCONSIN		1,858,671
Wyoming - 0.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3, 5% 12/1/21 (c)	55,000	55,407

TOTAL MUNICIPAL BONDS (Cost $78,428,615)		78,603,750

Municipal Notes - 38.0%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 0.22% 10/7/21, LOC Bank of America NA, VRDN (b)(c)	180,000	180,000

Arizona - 1.7%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	100,000	100,000
Maricopa County Poll. Cont. Rev.:
Series 2010 A, 0.11% 10/7/21, VRDN (b)	300,000	300,000
Series 2010 B, 0.11% 10/7/21, VRDN (b)	1,700,000	1,700,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.17% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	100,000	100,000
TOTAL ARIZONA		2,200,000
California - 0.8%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(f)(g)(h)	200,000	200,000
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.17% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	100,000	100,000
Series XM 09 16, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	110,000	110,000
Series ZM 06 42, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	100,000	100,000
San Francisco City & County Hsg. Multi-family Series 2004, 0.09% 10/7/21, LOC Citibank NA, VRDN (b)(c)	250,000	250,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 0.46% 11/29/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	200,000	200,000
TOTAL CALIFORNIA		1,060,000
Colorado - 1.2%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 0.17% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	1,525,000	1,525,000

Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2003 A, 0.08% 10/7/21, LOC Citizens Bank NA, VRDN (b)	585,000	585,000

Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.14% 10/1/21, VRDN (b)(c)	300,000	300,000

Florida - 0.8%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	100,000	100,000
Miami-Dade County Participating VRDN:
Series XF 29 47, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	300,000	300,000
Series XF 29 48, 0.1% 10/7/21 (Liquidity Facility Citibank NA) (b)(f)(g)	300,000	300,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	200,000	200,000
TOTAL FLORIDA		1,000,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	200,000	200,000

Illinois - 3.0%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	910,000	910,000
Series XM 08 79, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Series XM 08 84, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	100,000	100,000
Series XM 09 17, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	140,000	140,000
Illinois Fin. Auth. Rev. Series 2007, 0.1% 10/7/21, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,270,000	1,270,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.21% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	520,000	520,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	200,000	200,000
Village of Lake Villa Rev. Series 2001, 0.09% 10/7/21, LOC Wells Fargo Bank NA, VRDN (b)	415,000	415,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 0.25% 10/7/21, LOC Wells Fargo Bank NA, VRDN (b)(c)	120,000	120,000
TOTAL ILLINOIS		3,875,000
Indiana - 0.8%
Indiana Fin. Auth. Econ. Dev. Rev. Series 2006, 0.09% 10/7/21, LOC PNC Bank NA, VRDN (b)(c)	475,000	475,000
Indiana Fin. Auth. Solid Waste Dis (New Holland Dairy Leasing LLC Proj.) Series 2007, 0.12% 10/7/21, LOC Bank of America NA, VRDN (b)(c)	500,000	500,000
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
TOTAL INDIANA		1,075,000
Kentucky - 1.8%
Kentucky Econ. Dev. Fin. Auth. (Catholic Health Initiatives Proj.) Series C, 0.09% 10/7/21, VRDN (b)	500,000	500,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.13% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	100,000	100,000
Lexington-Fayette Urban County K (Var-Cmnty. Action Council Proj.) Series 2003, 0.09% 10/7/21, LOC PNC Bank NA, VRDN (b)	590,000	590,000
Maysville Indl. Bldg. Rev. Series 1996, 0.1% 10/7/21, LOC MUFG Union Bank NA, VRDN (b)(c)	400,000	400,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.12% 10/1/21, VRDN (b)(c)	100,000	100,000
Series 2020 B1, 0.12% 10/1/21, VRDN (b)(c)	600,000	600,000
TOTAL KENTUCKY		2,390,000
Louisiana - 6.5%
Calcasieu Parish IDB Series 1998, 0.07% 10/7/21, LOC JPMorgan Chase Bank, VRDN (b)(c)	3,900,000	3,900,000
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev. Series 1997, 0.07% 10/7/21, LOC Bank of America NA, VRDN (b)(c)	100,000	100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.09% 10/7/21, VRDN (b)	2,300,000	2,300,000
Series 2010 B1, 0.09% 10/7/21, VRDN (b)	2,200,000	2,200,000
TOTAL LOUISIANA		8,500,000
Maryland - 0.1%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	95,000	95,000

Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.3% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	100,000	100,000

Michigan - 0.4%
Michigan Bldg. Auth. Rev. Participating VRDN Series 2021 XF 11 15, 0.09% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2005, 0.09% 10/7/21, LOC PNC Bank NA, VRDN (b)(c)	490,000	490,000
TOTAL MICHIGAN		590,000
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000

Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.17% 10/7/21 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	100,000	100,000

Montana - 0.1%
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 0.09% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000

New Jersey - 3.5%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XL 00 52, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,225,000	3,225,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 12, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	120,000	120,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XG 02 05, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,300,000	1,300,000
TOTAL NEW JERSEY		4,645,000
New York - 1.5%
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.1% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	100,000	100,000
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2019 D1, 5% 9/1/22	1,115,000	1,162,012
Participating VRDN Series ZF 02 18, 0.21% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	200,000	200,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.1% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Series XM 08 30, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Series XM 08 80, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.23% 10/7/21, LOC Citizens Bank NA, VRDN (b)	100,000	100,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series RBC 16 ZM 0138, 0.16% 10/7/21 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	100,000	100,000
TOTAL NEW YORK		1,962,012
Ohio - 2.1%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	910,000	910,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	300,000	300,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.12% 10/7/21 (Liquidity Facility Cr. Suisse AG) (b)(f)(g)	180,000	180,000
Port of Greater Cincinnati Dev. Auth.:
Series 2003, 0.08% 10/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)	760,000	760,000
Series 2006, 0.08% 10/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)	175,000	175,000
Stark County Port Auth. Rev. Series 2002, 0.09% 10/7/21, LOC PNC Bank NA, VRDN (b)	405,000	405,000
TOTAL OHIO		2,730,000
Pennsylvania - 0.3%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	200,000	200,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (b)(f)(g)	100,000	100,000
TOTAL PENNSYLVANIA		400,000
Rhode Island - 0.4%
Rhode Island Health & Ed. Bldg. Corp. Rev. Series 2007, 0.11% 10/7/21, LOC Citizens Bank NA, VRDN (b)	510,000	510,000

South Carolina - 1.1%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.2% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	100,000	100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,400,000	1,400,000
TOTAL SOUTH CAROLINA		1,500,000
Texas - 10.2%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) Series 1998, 0.1% 10/7/21, VRDN (b)(c)	3,200,000	3,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 XG 03 28, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	400,000	400,000
Hurst Participating VRDN Series XF 10 94, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
Lamar Consolidated Independent School District Participating VRDN Series XF 11 18, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series XF 12 21, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	100,000	100,000
Series XM0085, 0.13% 10/7/21 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.16% 10/7/21, VRDN (b)(c)	2,300,000	2,300,000
Series 2010 D:
0.09% 10/7/21, VRDN (b)	5,880,000	5,879,991
0.11% 10/7/21, VRDN (b)	575,000	575,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.25% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	100,000	100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
Waco Edl. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 13, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
TOTAL TEXAS		13,354,991
Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 0.19% 10/7/21 (Liquidity Facility Cr. Suisse AG) (b)(c)(f)(g)	200,000	200,000
Series XM 08 82, 0.15% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	100,000	100,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 0.3% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	200,000	200,000
TOTAL UTAH		500,000
Virginia - 0.1%
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	95,000	95,000
Virginia Small Bus. Fing. Auth. Series 2004, 0.16% 10/7/21, LOC Truist Bank, VRDN (b)(c)	100,000	100,000
TOTAL VIRGINIA		195,000
Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.23% 11/12/21 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	100,000	100,000

TOTAL MUNICIPAL NOTES (Cost $49,863,156)		49,872,003

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $128,291,771)	128,475,753
NET OTHER ASSETS (LIABILITIES) - 2.1%	2,751,486
NET ASSETS - 100.0%	131,227,239

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,249 or 0.2% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.3% 11/4/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	200,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	2,183,000	19,103,000	21,286,460	1,072	460	-	-	0.0%
Total	2,183,000	19,103,000	21,286,460	1,072	460	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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